UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  063002

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	July 11, 2002


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	101

Form 13F Information Table Value Total:  21,723,949



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   577742 4697087.000SH     SOLE              4192782.000        504305.000
                                                            178601 1452039.000SH     OTHER               18800.000       1433239.000
Abbott Laboratories            COM              002824100     5738 152400.000SH      SOLE                57640.000         94760.000
Agere System Inc - CL B        COM              00845V209       43 28572.000SH       OTHER                                 28572.000
American Express Co            COM              025816109      599 16500.000SH       SOLE                16500.000
American Int'l Group           COM              026874107   741172 10862848.000SH    SOLE              9679861.000       1182987.000
                                                            227153 3329228.000SH     OTHER               43112.000       3286116.000
Amgen                          COM              031162100   289941 6923133.000SH     SOLE              6171863.000        751270.000
                                                             92203 2201600.000SH     OTHER               27700.000       2173900.000
BEA Systems                    COM              073325102   227301 23901276.000SH    SOLE             21310031.000       2591245.000
                                                             19856 2087934.000SH     OTHER               96500.000       1991434.000
Baker Hughes Inc               COM              057224107     9364 281300.000SH      SOLE               281300.000
Bank of New York Co Inc        COM              064057102   172975 5125191.000SH     SOLE              4568981.000        556210.000
                                                             55694 1650197.000SH     OTHER               20600.000       1629597.000
Berkshire Hathaway Inc-Cl A    COM              084670108      534    8.000 SH       SOLE                    7.000             1.000
Caterpillar Inc                COM              149123101   447107 9133959.000SH     SOLE              8150519.000        983440.000
                                                            137886 2816866.000SH     OTHER               36800.000       2780066.000
Cisco Systems                  COM              17275R102      479 34370.000SH       SOLE                12200.000         22170.000
Citigroup Inc.                 COM              172967101   701847 18112186.999SH    SOLE             16138162.999       1974024.000
                                                            217277 5607137.000SH     OTHER               73200.000       5533937.000
Citizens Bankshares Corp       COM              173168105       90 12426.000SH       SOLE                                  12426.000
Coca-Cola Co                   COM              191216100   834613 14903809.000SH    SOLE             13289785.000       1614024.000
                                                            294780 5263934.000SH     OTHER               57800.000       5206134.000
Colgate-Palmolive Co           COM              194162103   730457 14594537.000SH    SOLE             13014162.000       1580375.000
                                                            223894 4473406.000SH     OTHER               58600.000       4414806.000
Costco Wholesale Corp-New      COM              22160K105   433767 11231675.000SH    SOLE             10019346.000       1212329.000
                                                            142412 3687532.000SH     OTHER               45100.000       3642432.000
Disney, Walt Co                COM              254687106   516970 27352897.000SH    SOLE             24425650.000       2927247.000
                                                            160399 8486722.000SH     OTHER              112600.000       8374122.000
Dupont (E.I.) De Nemours & Co  COM              263534109      333 7499.000 SH       SOLE                 7499.000
Eaton Corp                     COM              278058102      364 5000.000 SH       SOLE                                   5000.000
Electronic Arts, Inc.          COM              285512109   390241 5908261.000SH     SOLE              5266844.000        641417.000
                                                            166004 2513314.000SH     OTHER               23500.000       2489814.000
Electronic Data Systems        COM              285661104   522356 14060730.000SH    SOLE             12599546.000       1461184.000
                                                            166444 4480336.000SH     OTHER               57400.000       4422936.000
Eli Lilly & Co                 COM              532457108   256800 4553192.000SH     SOLE              4035257.000        517935.000
                                                             77618 1376200.000SH     OTHER               18200.000       1358000.000
Exxon Mobil Corp               COM              30231G102     1137 27780.000SH       SOLE                22560.000          5220.000
Fannie Mae                     COM              313586109      774 10500.000SH       SOLE                10500.000
Freddie Mac                    COM              313400301      985 16100.000SH       SOLE                16100.000
General Electric Co            COM              369604103      883 30390.000SH       SOLE                27800.000          2590.000
Genuine Parts Co               COM              372460105      235 6750.000 SH       SOLE                                   6750.000
Gillette Co                    COM              375766102   666197 19669238.000SH    SOLE             17542843.000       2126395.000
                                                            214750 6340428.000SH     OTHER               78700.000       6261728.000
GlobalSantaFe                  COM              g3930e101   147146 5380098.000SH     SOLE              4786678.000        593420.000
                                                             47846 1749406.000SH     OTHER               22100.000       1727306.000
H & R Block                    COM              093671105     3895 84400.000SH       SOLE                58850.000         25550.000
Home Depot Inc.                COM              437076102   450200 12257011.000SH    SOLE             10922172.000       1334839.000
                                                            143134 3896917.000SH     OTHER               49050.000       3847867.000
Int'l Business Machines        COM              459200101      252 3504.000 SH       SOLE                 3504.000
Intel Corp                     COM              458140100      973 53260.000SH       SOLE                40960.000         12300.000
Johnson & Johnson              COM              478160104   699839 13391481.000SH    SOLE             11974114.000       1417367.000
                                                            249486 4773931.000SH     OTHER               53900.000       4720031.000
Lauder Estee Cos Inc Cl A      COM              518439104     1457 41400.000SH       SOLE                35500.000          5900.000
                                                             56320 1600000.000SH     OTHER                               1600000.000
Marriott Int'l, Inc Cl-A       COM              571903202   234059 6151347.000SH     SOLE              5484702.000        666645.000
                                                             80917 2126605.000SH     OTHER               24700.000       2101905.000
Marsh & McLennan               COM              571748102   358548 3711681.000SH     SOLE              3309226.000        402455.000
                                                            108453 1122700.000SH     OTHER               15000.000       1107700.000
Masco Corp                     COM              574599106   605335 22328842.000SH    SOLE             19899562.000       2429280.000
                                                            189163 6977595.000SH     OTHER               89300.000       6888295.000
McDonald's Corp                COM              580135101    51210 1800000.000SH     OTHER                               1800000.000
Medtronic Inc                  COM              585055106   739456 17256851.000SH    SOLE             15375897.000       1880954.000
                                                            232221 5419388.000SH     OTHER               69100.000       5350288.000
Merck & Co Inc                 COM              589331107      576 11375.000SH       SOLE                11375.000
Microsoft Corp                 COM              594918104     4251 77714.000SH       SOLE                57100.000         20614.000
Molex Cl A (Non-Vtg)           COM              608554200      760 27725.000SH       SOLE                18000.000          9725.000
Newell Rubbermaid Inc.         COM              651229106   280348 7996241.000SH     SOLE              7128561.000        867680.000
                                                             89803 2561400.000SH     OTHER               32200.000       2529200.000
Nokia Corp Sponsored ADR       COM              654902204   352787 24363746.000SH    SOLE             21741686.000       2622060.000
                                                            104010 7182977.000SH     OTHER              106500.000       7076477.000
Oracle Corporation             COM              68389X105      256 27000.000SH       SOLE                24600.000          2400.000
Paychex Inc.                   COM              704326107   172707 5519572.000SH     SOLE              4919947.000        599625.000
                                                             53326 1704264.000SH     OTHER               22600.000       1681664.000
Pepsico Inc                    COM              713448108   557002 11556060.000SH    SOLE             10289630.000       1266430.000
                                                            179369 3721355.000SH     OTHER               46500.000       3674855.000
Pfizer Inc                     COM              717081103   824844 23566958.000SH    SOLE             21059091.000       2507867.000
                                                            268150 7661437.000SH     OTHER               93600.000       7567837.000
Pharmacia Corporation          COM              71713U102   331231 8844618.000SH     SOLE              7969948.000        874670.000
                                                            120009 3204518.000SH     OTHER               36500.000       3168018.000
Procter & Gamble Co            COM              742718109   849560 9513554.000SH     SOLE              8480811.000       1032743.000
                                                            288145 3226713.000SH     OTHER               37900.000       3188813.000
Qualcomm Inc Com               COM              747525103   605787 22036644.000SH    SOLE             19705974.000       2330670.000
                                                            205422 7472623.000SH     OTHER               86300.000       7386323.000
Schering Plough                COM              806605101      337 13700.000SH       SOLE                                  13700.000
Schlumberger                   COM              806857108   526331 11318954.000SH    SOLE             10083359.000       1235595.000
                                                            158105 3400100.000SH     OTHER               46000.000       3354100.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Siebel Sys Inc Com             COM              826170102   226482 15926974.000SH    SOLE             14201409.000       1725565.000
                                                             19892 1398900.000SH     OTHER               64000.000       1334900.000
Southern Company               COM              842587107     1439 52533.000SH       SOLE                                  52533.000
State Street Corp.             COM              857477103      250 5600.000 SH       SOLE                                   5600.000
SunTrust Banks Inc             COM              867914103     3145 46434.000SH       SOLE                 1800.000         44634.000
Transocean, Inc.               COM              G90078109   375904 12067539.000SH    SOLE             10745149.000       1322390.000
                                                            120721 3875469.000SH     OTHER               49200.000       3826269.000
United Americas Bankshares     COM              909335101       10 10000.000SH       SOLE                                  10000.000
United Parcel Service-Cl B     COM              911312106   520113 8422880.000SH     SOLE              7520150.000        902730.000
                                                            168241 2724555.000SH     OTHER               33500.000       2691055.000
Wells Fargo & Co New           COM              949746101      681 13600.000SH       SOLE                12800.000           800.000
Wrigley, (Wm) Jr Cl B          COM              982526105     7703 139165.000SH      SOLE                99965.000         39200.000
Montag & Caldwell Growth N Fun                  126413509      322 15457.671SH       SOLE                                  15457.671